Note 26 - Related Party Transactions (Details Textual) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses		$ 12,013	$ 4,281
Filter Group Inc [member]
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses	$ 10,600